Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
7.
Income Taxes

Corporate Income Tax

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Net deferred income tax assets	14,643	18,172
Net deferred income tax liabilities	60	165

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Net deferred income tax assets:
Unearned revenues	3,914	5,192
Accumulated provision for expected credit losses	3,618	3,667
Lease liability over ROU assets under IFRS 16(1)	3,240	3,448
Pension and other employee benefits	2,607	2,224
Fixed asset impairment/depreciation due to shortened life of property and equipment	2,480	2,875
Unamortized past service pension costs	1,908	2,629
Unrealized foreign exchange losses	1,404	1,157
Accumulated write-down of inventories to net realizable values	371	393
NOLCO	266	199
Excess MCIT over RCIT	13	—
Taxes and duties capitalized	(167)	(147)
Derivative financial instruments	(203)	215
Customer list and trademark	(361)	(272)
Capitalized charges and others	(4,447)	(3,408)
Total deferred income tax assets – net	14,643	18,172
Net deferred income tax liabilities:
Investment property	389	240
Unrealized foreign exchange gains	22	21
Others	(351)	(96)
Total deferred income tax liabilities	60	165

(1) As at December 31, 2024 and 2023, the deferred tax asset on lease liability amounted to Php13,234 million and Php11,909 million, respectively while the deferred tax liability on right of use asset amounted to Php9,994 million and Php8,461 million, respectively.

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Net deferred income tax assets – balances at beginning of the year	18,172	17,636
Net deferred income tax liabilities – balances at beginning of the year	(165)	(204)
Net balances at beginning of the year	18,007	17,432
Movement charged directly to other comprehensive income (loss)	597	2,226
Provision for deferred income tax	(3,938)	(1,648)
Others	(83)	(3)
Net balances at end of the year	14,583	18,007
Net deferred income tax assets – balances at end of the year	14,643	18,172
Net deferred income tax liabilities – balances at end of the year	(60)	(165)

The analysis of our consolidated net deferred income tax assets as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	11,449	15,423
Deferred income tax assets to be recovered within 12 months	3,194	2,749
Net deferred income tax assets	14,643	18,172

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	106	165
Deferred income tax liabilities to be settled within 12 months	(46)	—
Net deferred income tax liabilities	60	165

Provision for (benefit from) income tax for the years ended December 31, 2024, 2023 and 2022 consist of:

	2024	2023	2022
	(in million pesos)
Current	6,200	7,964	6,949
Deferred (Note 3)	3,938	1,648	(4,175)
	10,138	9,612	2,774

The impact of the application of MCIT amounting to Php53 thousand, Php103 million and Php5 million for the years ended December 31, 2024, 2023 and 2022, respectively, were considered in the provisions for current and deferred income taxes.

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in million pesos)
Provision for income tax at the applicable statutory tax rate	10,673	9,109	3,377
Tax effects of:
Equity share in net losses of associates and joint ventures	207	701	427
Loss (income) not subject to income tax	57	(97)	16
Nondeductible expenses	12	326	145
NOLCO/MCIT expiration	1	25	3
Net movement in unrecognized deferred income tax assets and other adjustments	(127)	338	(103)
Income subject to final tax	(172)	(251)	(185)
Special deductible items and income subject to lower tax rate	(210)	(163)	(141)
Difference between Optional Standard Deduction (OSD) and itemized deductions	(303)	(376)	(765)
Actual provision for income tax	10,138	9,612	2,774

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Accumulated provision for expected credit losses	1,266	1,294
NOLCO	1,208	1,541
Customer list and trademark	428	49
Fixed asset impairment	169	192
Unrealized foreign exchange losses	50	37
Derivative financial instruments	35	44
Provisions	25	72
Accumulated write-down of inventories to net realizable values	15	22
Unearned revenues	9	9
Lease liability over ROU assets under IFRS 16	3	1
Excess MCIT over RCIT	2	2
Pension and other employee benefits	(5)	(3)
	3,205	3,260
Unrecognized deferred income tax assets	803	817

In 2024, DMPI, IP Converge and VITRO availed the OSD method in computing their taxable income. This assessment is based on projected taxable profits at a level where it is favorable to use OSD method. These companies are also expected to avail of the OSD method in the foreseeable future. Thus, certain deferred income tax assets of DMPI, IP Converge and VITRO amounting to Php237 million and Php208 million as at December 31, 2024 and 2023, respectively, were not recognized.

Our consolidated deferred income tax assets have been recorded to the extent that such consolidated deferred income tax assets are expected to be utilized against sufficient future taxable profit. Deferred income tax assets shown in the preceding table were not recognized as we believe that future taxable profit will not be sufficient to realize these deductible temporary differences and carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO in the future.

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2024 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2021(1)	December 31, 2026	—	53
December 31, 2022	December 31, 2025	—	687
December 30, 2023	December 31, 2026	1	1,113
December 31, 2024	December 31, 2026	22	466
		23	2,319
Consolidated tax benefits		23	580
Consolidated unrecognized deferred income tax assets		(2)	(314)
Consolidated recognized deferred income tax assets		21	266

(1) Under R.A. 11494.

The excess MCIT totaling Php23 million as at December 31, 2024 can be deducted against future RCIT liability. The excess MCIT that was deducted against RCIT amounted to nil, Php103 million and Php5 million for the years ended December 31, 2024, 2023 and 2022, respectively. The amount of expired MCIT amounted to Php1 million, Php14 million and Php3 million for the years ended December 31, 2024, 2023 and 2022, respectively.

NOLCO totaling Php2,319 million as at December 31, 2024 can be claimed as deduction against future taxable income. The NOLCO claimed as deduction against taxable income amounted to Php459 million, Php129 million and Php42 million for the years ended December 31, 2024, 2023 and 2022, respectively. The amount of expired NOLCO amounted to nil, Php47 million and Php225 thousand for the years ended December 31, 2024, 2023 and 2022, respectively.

Republic Act No. 11494 Bayanihan to Recover as One Act, or Bayanihan II

Republic Act No. 11494, otherwise known as the Bayanihan to Recover as One Act, or Bayanihan II, was signed by President Rodrigo Duterte on September 11, 2020. It contains the government’s second wave of relief measures to address the health and economic crises that stemmed from the COVID-19 outbreak.

As part of mitigating the costs and losses stemming from the disruption of economic activities, Bayanihan II extended the carry-over of the NOLCO incurred in 2021 as deductions from gross income for the next five consecutive taxable years immediately following the year of the loss. Hence, NOLCO incurred in 2021 amounting to Php53 million, which ordinarily can be carried over until December 31, 2024, has been extended until December 31, 2026.

Registration with Clark Special Economic Zone

ClarkTel’s franchise expired on July 1, 2024. Prior to the expiration, ClarkTel’s Board of Directors applied for a national franchise. The franchise application has been filed and for evaluation of Congress as of report date. Considering the timeline for the national franchise grant, the Company also applied for value added services (VAS) license with the National Telecommunications Commission to ensure continued services to subscribers. The license was approved on
November 20, 2024 with a validity period of up to November 19, 2029.

ClarkTel is registered with Clark Special Economic Zone, or Economic Zones, under Republic Act No. 7227 otherwise known as the Bases Conversion and Development Act of 1992. As a registrant, ClarkTel is entitled to all the rights, privileges and benefits established thereunder including tax and duty-free importation of capital equipment and a special income tax rate of 5% of gross income, as defined in Republic Act No. 7227. These incentives are in effect until May 11, 2027 by virtue of a License to Operate issued by Clark Development Corporation.

Our consolidated income derived from non-registered activities within the Economic Zones is subject to the RCIT rate at the end of the reporting period.

BEPS 2.0 Pillar Two Impact Assessment

The Organization for Economic Cooperation and Development (OECD) has published Global Anti-Base Erosion Model Rules (GLoBE Rules or Pillar Two Model Rules) which include a minimum tax rate by jurisdiction. The Pillar Two Model Rules apply to multinationals enterprises (MNEs) with annual consolidated revenues in excess of Euro 750 million in at least two (2) of the four (4) calendar years immediately preceding the tested fiscal year. PLDT Group is in scope for Pillar Two Model Rules and for the year ended December 31, 2024 has adopted the amendments to IAS 12, Income Taxes, which provides a mandatory exception from recognizing or disclosing deferred taxes related to Pillar Two income taxes. PLDT Group expects the Domestic Minimum Top-up Tax and the Income Inclusion Rule will become effective in Singapore and in Malaysia in 2025 and these rules might impact PLDT Group. However, the Pillar Two legislations were enacted close to the reporting date. Therefore, PLDT Group is still in the process of assessing the potential exposure to Pillar Two income taxes as of December 31, 2024. The potential exposure of PLDT Group, if any, to Pillar Two income taxes is currently not known or reasonably estimable. In addition, PLDT Group also notes that in 2024, Canada and the United Kingdom had introduced Income Inclusion Rule and Qualified Domestic Minimum Top-up Tax applicable for the year ended December 31, 2024. However, the impact of this legislation is expected to be insignificant in value. PLDT Group continues to monitor developments in the enactment of Pillar Two legislations to evaluate the potential future impact on PLDT Group’s consolidated financial statements.